Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 18,327	$ 18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	6,501	7,081
Contingent Consideration	$ 24,828	$ 25,409